Income Tax - Summary of Deferred Tax Charged to OCI (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax related to items recognized in OCI during in the year:
Gains/(losses) from remeasurement of employee of defined benefit plans and of agent termination plans	€ (236)	€ 26	€ 15
Change in the fair value of hedging instruments	(2,043)	(653)	173
Deferred tax charged to OCI	€ (2,279)	€ (627)	€ 188